UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)
5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of principal executive offices)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: December 31, 2007

Item 1. Report to Stockholders.

AZL FusionSM
Balanced Fund
Annual Report
December 31, 2007
Allianz Funds

Management Discussion and Analysis

Expense Example and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Balanced Fund
Allianz Life Advisers, LLC serves as the Manager for the AZL FusionSM Balanced Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2007?
For the 12-month period ended December 31, 2007, the AZL FusionSM Balanced Fund gained 7.11%. That compared to a 6.23% total return for its benchmark, a composite index (the “Balanced Composite Index”) comprised of equal weightings in the S&P 500 Index1 and the Lehman Brothers U.S. Aggregate Index1.
The Fund generates broad diversification2 by investing in 23 underlying funds (as of December 31, 2007), including portfolios that invest in stocks as well as portfolios that invest in fixed-income securities. The Fund typically holds between 45 to 55 percent of its assets in equity funds and 45 to 55 percent of its asset in fixed income funds.*
The Lehman U.S. Aggregate Index’s 6.97% return outperformed the S&P 500 Index’s 5.49% gain. The Fund’s returns relative to its composite benchmark benefited from a diversified asset mix within both its stock and bond holdings. The Fund’s relative performance benefited from its holdings in international stocks, including emerging market equities, and from its allocation to mid- cap growth stocks. Investments in global bonds and Treasury inflation-protected securities improved the relative returns of the Fund’s fixed-income allocation. The Fund’s allocation to commodities also aided performance.*
Strong returns from multiple funds benefited overall performance. They included AZLSM AIM International Equity Fund; AZLSM Schroder Emerging Markets Equity Fund; AZLSM Van Kampen Mid Cap Growth Fund; PIMCO VIT Commodity RealReturn Strategy Portfolio; PIMCO VIT Global Bond Portfolio (Unhedged), and PIMCO VIT Real Return Portfolio. However, weak returns from AZLSM Franklin Small Cap Value Fund and AZLSM Van Kampen Global Real Estate Fund detracted from performance.*
Certain equity portfolios in the AZL FusionSM Balanced Fund’s portfolio lagged the stock benchmark and weighed on relative performance. They included AZLSM Legg Mason Value Fund, AZLSM LMP Large Cap Growth Fund and AZLSM Van Kampen Comstock Fund. In the fixed-income portion of the Fund’s portfolio, an allocation to high-yield bonds detracted from returns against the benchmark.*
Past performance does not guarantee future results.

*The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2007.
1The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.
2Diversification does not guarantee a profit nor protect against a loss.

1

AZL FusionSM Balanced Fund Review
Fund Objective
The Fund seeks to achieve long term capital appreciation with preservation of capital as an important consideration. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Funds benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Return as of December 31, 2007

		Since
	1	Inception
	Year	(4/29/05)
AZL FusionSM Balanced Fund	7.11%	8.98%

Balanced Composite Index	6.23%	8.16%

S&P 500 Index	5.49%	11.45%

Lehman Brothers U.S. Aggregate Index	6.97%	4.80%

Expense Ratio

Gross	1.18%[1]

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2007. The Manager and the Fund have entered into a written contract limiting operating expenses to 0.30% through April 30, 2008. Additional information pertaining to the December 31, 2007 expense ratios can be found in the financial highlights.

1 Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is compared to a composite index (the “Balanced Composite Index”) which consists of 50% of the Standard & Poor’s 500 Index and 50% of the Lehman Brothers U.S. Aggregate Index. The Standard & Poor’s 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/07	12/31/07	7/1/07 - 12/31/07	7/1/07 - 12/31/07
AZL Fusion Balanced Fund	$1,000.00	$1,027.90	$1.38	0.27%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
	7/1/07	12/31/07	7/1/07 - 12/31/07	7/1/07 - 12/31/07
AZL Fusion Balanced Fund	$1,000.00	$1,023.84	$1.38	0.27%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investment companies, as of December 31, 2007:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	2.8%
AZL Davis NY Venture Fund	5.8
AZL Franklin Small Cap Value Fund	1.9
AZL Jennison 20/20 Focus Fund	5.8
AZL Legg Mason Value Fund	6.4
AZL LMP Large Cap Growth Fund	2.8
AZL NACM International Fund	2.7
AZL Neuberger Berman Regency Fund	1.0
AZL OCC Opportunity Fund	0.9
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2.9
AZL Schroder Emerging Market Equity Fund	2.8
AZL Schroder International Small Cap Fund	2.3
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL Van Kampen Comstock Fund	4.7
AZL Van Kampen Global Real Estate Fund	1.7
AZL Van Kampen Mid Cap Growth Fund	2.4
Deutsche IGAP Investment Trust	2.4
PIMCO PVIT Commodity Real Return Fund	2.1
PIMCO PVIT Emerging Markets Bond Fund	5.0
PIMCO PVIT Global Bond Fund	9.1
PIMCO PVIT High Yield Fund	5.0
PIMCO PVIT Real Return Fund	7.1
PIMCO PVIT Total Return Fund	20.3
Premier VIT OpCap Mid Cap Fund	1.0

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
December 31, 2007

		Fair
Shares		Value
Affiliated Investment Companies (97.5%):
522,274	AZL AIM International Equity Fund	$10,419,365
1,503,428	AZL Davis NY Venture Fund	21,228,407
414,524	AZL Franklin Small Cap Value Fund	6,827,212
1,426,456	AZL Jennison 20/20 Focus Fund	21,182,873
1,947,808	AZL Legg Mason Value Fund*	23,510,043
853,679	AZL LMP Large Cap Growth Fund*	10,449,032
1,044,354	AZL NACM International Fund	9,963,138
341,949	AZL Neuberger Berman Regency Fund	3,600,726
230,837	AZL OCC Opportunity Fund*	3,455,635
1,051,654	AZL PIMCO Fundamental IndexPLUS Total Return Fund	10,758,423
742,852	AZL Schroder Emerging Market Equity Fund	10,221,646
904,347	AZL Schroder International Small Cap Fund*	8,437,559
274,951	AZL Turner Quantitative Small Cap Growth Fund*	3,546,869
1,539,361	AZL Van Kampen Comstock Fund	17,256,234
585,339	AZL Van Kampen Global Real Estate Fund	6,397,755
559,553	AZL Van Kampen Mid Cap Growth Fund	8,723,432
580,828	PIMCO PVIT Commodity Real Return Fund	7,754,053
1,344,238	PIMCO PVIT Emerging Markets Bond Fund	18,375,734
2,629,156	PIMCO PVIT Global Bond Fund	33,600,617
2,277,104	PIMCO PVIT High Yield Fund	18,330,690
2,108,935	PIMCO PVIT Real Return Fund	26,509,313
7,163,214	PIMCO PVIT Total Return Fund	75,142,116
217,484	Premier VIT OpCap Mid Cap Fund	3,525,409

Total Affiliated Investment Companies (Cost $341,877,663)		359,216,281

Non-Affiliated Investment Companies (2.4%):
501,563	Deutsche IGAP Investment Trust*	8,947,877

Total Non-Affiliated Investment Companies (Cost $7,716,350)		8,947,877

Total Investment Securities (Cost $349,594,013)(a) — 99.9%		368,164,158
Net other assets (liabilities) — 0.1%		229,583

Net Assets — 100.0%		$368,393,741

Percentages indicated are based on net assets as of December 31, 2007.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $352,300,565. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$19,392,890
Unrealized depreciation	(3,529,297)

Net unrealized appreciation	$15,863,593

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2007

AZL Fusion
Balanced Fund

Assets:
Investments in affiliates, at cost	$341,877,663
Investments in non-affiliates, at cost	7,716,350

Total Investment Securities, at cost	$349,594,013

Investments in affiliates, at value	$359,216,281
Investments in non-affiliates, at value	8,947,877

Total Investment Securities, at value	368,164,158
Interest and dividends receivable	682,561
Receivable for capital shares issued	332,721
Receivable for affiliated investments sold	231,160
Prepaid expenses	5,445

Total Assets	369,416,045

Liabilities:
Cash overdraft	231,160
Payable for affiliated investments purchased	681,404
Manager fees payable	61,868
Administration fees payable	5,020
Administrative and compliance services fees payable	6,294
Other accrued liabilities	36,558

Total Liabilities	1,022,304

Net Assets	$368,393,741

Net Assets Consist of:
Capital	$333,168,121
Accumulated net investment income/(loss)	9,010,965
Accumulated net realized gains/(losses) from investment transactions	7,644,510
Net unrealized appreciation/(depreciation) on investments	18,570,145

Net Assets	$368,393,741

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,285,546
Net Asset Value (offering and redemption price per share)	$12.16

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2007

AZL Fusion
Balanced Fund

Investment Income:
Interest	$6,330
Dividends	8,923,171

Total Investment Income	8,929,501

Expenses:
Manager fees	649,450
Administration fees	60,176
Custodian fees	5,632
Administrative and compliance service fees	12,074
Trustees’ fees	19,988
Professional fees	27,507
Shareholder reports	24,501
Recoupment of prior expenses reimbursed by the Manager	1,099
Cash overdraft expense	44,754
Other expenses	11,648

Total expenses	856,829

Net Investment Income/(Loss)	8,072,672

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	7,038,911
Net realized gain distributions from affiliated underlying funds	3,594,409
Net realized gains/(losses) on security transactions from non-affiliates	174,769
Change in unrealized appreciation/(depreciation) on investments	2,470,660

Net Realized/Unrealized Gains/(Losses) on Investments	13,278,749

Change in Net Assets Resulting From Operations	$21,351,421

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL Fusion
	Balanced Fund
	Year Ended	Year Ended
	December 31,	December 31,
	2007	2006

Change in Net Assets:
Operations:
Net investment income/(loss)	$8,072,672	$4,438,691
Net realized gains/(losses) on investment transactions	10,808,089	1,934,457
Change in unrealized appreciation/(depreciation) on investments	2,470,660	14,248,388

Change in net assets resulting from operations	21,351,421	20,621,536

Dividends to Shareholders:
From net investment income	(4,438,679)	(678,425)
From net realized gains on investments	(4,028,596)	(1,434,888)

Change in net assets resulting from dividends to shareholders	(8,467,275)	(2,113,313)

Capital Transactions:
Proceeds from shares issued	117,254,831	201,480,437
Proceeds from dividends reinvested	8,467,275	2,113,313
Value of shares redeemed	(45,157,112)	(64,157,411)

Change in net assets resulting from capital transactions	80,564,994	139,436,339

Change in net assets	93,449,140	157,944,562
Net Assets:
Beginning of period	274,944,601	117,000,039

End of period	$368,393,741	$274,944,601

Accumulated net investment income/(loss)	$9,010,965	$4,438,691

Share Transactions:
Shares issued	9,749,537	18,346,557
Dividends reinvested	715,142	192,119
Shares redeemed	(3,784,822)	(5,838,603)

Change in shares	6,679,857	12,700,073

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	For the Year Ended		April 29, 2005 to
	December 31,		December 31,
	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$11.65	$10.73	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.24	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.58	0.85	0.67

Total from Investment Activities	0.82	1.01	0.73

Dividends to Shareholders From:
Net Investment Income	(0.16)	(0.03)	—
Net Realized Gains	(0.15)	(0.06)	—

Total Dividends	(0.31)	(0.09)	—

Net Asset Value, End of Period	$12.16	$11.65	$10.73

Total Return(b) (c)	7.11%	9.49%	7.30%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$368,394	$274,945	$117,000
Net Investment Income(d)	2.49%	2.18%	1.75%
Expenses Before Reductions(d) (e)	0.26%	0.30%	0.50%
Expenses Net of Reductions(d)	0.26%	0.30%	0.30%
Portfolio Turnover Rate(c)	32.61%	44.38%	3.96%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements
December 31, 2007

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Effective January 1, 2008 the Trust adopted SFAS No. 157. The adoption of this standard did not have an impact to the net assets or results of operations of the Fund, however, additional disclosures will be required about the inputs used to develop fair value measurements and the effect of certain measurements on the changes in net assets in fiscal reporting periods subsequent to the adoption date.

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2007

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisors, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. Certain underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2007

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc. (formerly BISYS Fund Services Ohio, Inc.), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective August 28, 2007 Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, began serving as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services. Prior to August 1, 2007, BISYS Fund Services Limited Partnership served as the distributor of the Fund and received a Trust-wide annual fee of $2,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2007, $11,303 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the net assets of each Trust. During the year ended December 31, 2007, actual Trustee compensation was $522,000 in total for both Trusts.

4. Security Purchases and Sales

For the year ended December 31, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Balanced Fund	$188,822,846	$105,985,585

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, effective June 29, 2007, the Trust adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Notes to the Financial Statements, continued
December 31, 2007

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$6,819,661	$1,647,614	$8,467,275

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Balanced Fund	$1,307,222	$806,091	$2,113,313

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Fusion Balanced Fund	$13,229,054	$6,132,973	$19,362,027	$15,863,593	$35,225,620

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Balanced Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each period in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 28, 2008

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 4.84% of the total ordinary income distributions paid during the year ended December 31, 2007 qualify for the corporate dividends received deduction.

For the period ended December 31, 2007, the Fund had net long-term capital gains of $1,647,614.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Life Advisers, LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to 0.20% of each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2009.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from seven of the Underlying Funds for acting as a securities lending agent.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering

16

such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2007. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 15, 2007, and at an “in person” Board of Trustees meeting held October 23, 2007. Additional telephonic meetings were held on November 14, 2007 and November 19, 2007 to consider the Agreement, and it was approved at an “in person” meeting held November 28, 2007. At the November 28, 2007 Board of Trustees meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2009. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. The Board also received a report from an independent consultant which analyzed the Funds’ investment performance, management fees, and overall operating expenses, and met with representatives of such consultant at the Board of Trustees meeting held October 23, 2007. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2007 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through September 30, 2007. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation strategies,

17

the performance of the Underlying Funds, rebalancing decisions, and the impact on performance of cash and Fund fees. At the Board of Trustees meeting held October 23, 2007, the independent consultant provided a report that for the one year period ended June 30, 2007, the Fusion Growth, Fusion Moderate and Fusion Balanced Funds ranked in the 8th, 31st, and 73rd percentiles respectively, based on one provider’s category, and in the 81st, 55th, and 73rd percentiles respectively based upon another provider’s category.

At the Board of Trustees meeting held November 28, 2007, the Trustees determined that the investment performance of all of the Funds was acceptable given the limited period of their existence.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2007 contract review process, Trustees were provided with information that the total expense ratios (without including expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were 11 basis points higher than the peer group median, for the Fusion Growth Fund were 10 basis points higher than the peer group median, and for the Fusion Moderate Fund were 11 basis points higher than the peer group median. After including underlying fund expenses, the expense ratios for such Funds exceeded the median by 22, 30 and 26 basis points, respectively.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2003 through the end of 2007 (projected). The only advisory clients of the Manager during such period were the Trust and the Allianz Variable Insurance Products Trust.

The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of September 30, 2007 were approximately $2.26 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $1.1 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2008, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

18

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 60 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002- 2005; Senior Officer Citibank and Citicorp for over 25 years. Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	39	None
Peggy L. Ettestad, Age 50 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Senior Managing Director, Residential Capital LLC 2003-present; Chief Operations Officer, Transamerica Reinsurance 2002-2003	39	None
Roger Gelfenbien, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	39	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 59 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Director of Sales, Lifetouch National School Studios, 2006 to present. Vice President/ General Manager of Jostens, Inc., a manufacturer of school products, 2002 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001	39	None
Claire R. Leonardi, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	39	University of CT Health Center
Arthur C. Reeds III, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	39	Connecticut Water Service, Inc.
Peter W. McClean, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	39	Cyrus Reinsurance; MoA Hospitality; Energy Capital, LLC Advisory Board

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Life Advisers, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	39	None

19

Officers

Positions Held
	with Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years
Michael Radmer, Age 62 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 36 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 6/04	Senior Vice President of Financial Services of Citi Fund Services from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Life Advisers, LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 37 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Life Advisers, LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31st is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

Allianz Funds

The Allianz VIP FoF are distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	ANNRPTI207 2/08

AZL FusionSM
Growth Fund
Annual Report
December 31, 2007
Allianz Funds

Management Discussion and Analysis
Page l
Expense Example and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL FusionSM Growth Fund
Allianz Life Advisers, LLC serves as the Manager for the AZL FusionSM Growth Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2007?
For the 12-month period ended December 31, 2007, the AZL FusionSM Growth Fund gained 5.75%. That compared to a 5.79% total return for its benchmark, (the “Growth Composite Index”) a composite index comprised of an 80% weighting in the S&P 500 Index1 and a 20% weighting in the Lehman Brothers U.S. Aggregate Index1.
The Fund generates broad diversification2 by investing in 23 underlying funds (as of December 31, 2007), including portfolios that invest in stocks as well as portfolios that invest in fixed-income securities. The Fund typically holds between 75 to 85 percent of its assets in equity funds and 15 to 25 percent of its asset in fixed-income funds.*
Bonds outperformed stocks during 2007, as the Lehman U.S. Aggregate Index gained 6.97% and the S&P 500 Index returned 5.49%. The Fund benefited from a diversified asset mix within both its equity and fixed-income allocations. The relative performance of the Fund’s equity holdings benefited from allocations to international stocks, including emerging markets, and to mid-cap growth stocks. Investments in global bonds and Treasury inflation-protected securities improved the relative returns of the Fund’s fixed-income allocation. The Fund’s allocation to commodities also aided performance.*
Strong returns from multiple funds benefited overall performance. They included AZLSM AIM International Equity; AZLSM Schroder Emerging Markets Equity; AZLSM Van Kampen Mid Cap Growth; PIMCO VIT CommodityRealReturn Strategy Portfolio; PIMCO VIT Global Bond Portfolio (Unhedged), and PIMCO VIT Real Return Portfolio. However, weak returns from AZLSM Franklin Small Cap Value Fund and AZLSM Van Kampen Global Real Estate Fund detracted from performance.*
Certain equity portfolios in the AZL FusionSM Growth Fund’s portfolio lagged the stock benchmark and weighed on relative performance. They included AZLSM Legg Mason Value Fund, AZLSM LMP Large Cap Growth, and AZLSM Van Kampen Comstock Fund.*

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2007.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Stock Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.

[2]	Diversification does not guarantee a profit nor protect against a loss.

1

AZL FusionsSM Growth Fund Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth based investments can perform differently from the market as a whole and can be more volatile than other types of securities.
Growth of a $ 10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Funds benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2007

		Since
		Inception
	1 Year	(4/29/05)

AZL FusionSM Growth Fund	5.75%	11.26%

Growth Composite Index	5.79%	10.14%

S&P 500 Index	5.49%	11.45%

Lehman Brothers U.S. Aggregate Index	6.97%	4.80%

Expense Ratio

Gross	1.36%[1]
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2007. The Manager and the Fund have entered into a written contract limiting operating expenses to 0.30% through April 30, 2008. Additional information pertaining to the December 31, 2007 expense ratios can be found in the financial highlights.

[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is compared to a composite index (the “Growth Composite Index”) which consists of 80% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 20% of the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/07	12/31/07	7/1/07 - 12/31/07	7/1/07 - 12/31/07
AZL Fusion Growth Fund	$1,000.00	$995.40	$1.31	0.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/07	12/31/07	7/1/07 - 12/31/07	7/1/07 - 12/31/07
AZL Fusion Growth Fund	$1,000.00	$1,023.89	$1.33	0.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

3

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investment companies, as of December 31, 2007:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	2.9%
AZL Davis NY Venture Fund	7.9
AZL Franklin Small Cap Value Fund	3.9
AZL Jennison 20/20 Focus Fund	8.9
AZL Legg Mason Value Fund	10.6
AZL LMP Large Cap Growth Fund	5.9
AZL NACM International Fund	2.8
AZL Neuberger Berman Regency Fund	3.0
AZL OCC Opportunity Fund	1.4
AZL Oppenheimer International Growth Fund	1.9
AZL PIMCO Fundamental IndexPLUS Total Return Fund	3.0
AZL Schroder Emerging Market Equity Fund	2.8
AZL Schroder International Small Cap Fund	3.7
AZL Turner Quantitative Small Cap Growth Fund	1.5
AZL Van Kampen Comstock Fund	9.7
AZL Van Kampen Global Real Estate Fund	3.7
AZL Van Kampen Mid Cap Growth Fund	3.9
Deutsche IGAP Investment Trust	2.6
PIMCO PVIT Commodity Real Return Fund	4.0
PIMCO PVIT Emerging Markets Bond Fund	3.0
PIMCO PVIT Global Bond Fund	2.9
PIMCO PVIT Real Return Fund	2.0
PIMCO PVIT Total Return Fund	6.0
Premier VIT Op Cap Mid Cap Fund	1.9
Short-Term Investments	0.1

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
December 31, 2007

		Fair
Shares		Value
Affiliated Investment Companies (97.3%):
1,635,841	AZL AIM International Equity Fund	$32,635,028
6,291,908	AZL Davis NY Venture Fund	88,841,735
2,645,438	AZL Franklin Small Cap Value Fund	43,570,360
6,741,432	AZL Jennison 20/20 Focus Fund	100,110,258
9,882,969	AZL Legg Mason Value Fund*	119,287,430
5,449,947	AZL LMP Large Cap Growth Fund*	66,707,352
3,303,239	AZL NACM International Fund	31,512,901
3,204,698	AZL Neuberger Berman Regency Fund	33,745,470
1,091,489	AZL OCC Opportunity Fund*	16,339,593
1,036,316	AZL Oppenheimer International Growth Fund	21,389,562
3,301,965	AZL PIMCO Fundamental IndexPLUS Total Return Fund	33,779,107
2,323,567	AZL Schroder Emerging Market Equity Fund	31,972,283
4,474,010	AZL Schroder International Small Cap Fund*	41,742,512
1,289,329	AZL Turner Quantitative Small Cap Growth Fund*	16,632,349
9,765,184	AZL Van Kampen Comstock Fund	109,467,711
3,794,009	AZL Van Kampen Global Real Estate Fund	41,468,523
2,854,783	AZL Van Kampen Mid Cap Growth Fund	44,506,069
3,359,588	PIMCO PVIT Commodity Real Return Fund	44,850,495
2,441,933	PIMCO PVIT Emerging Markets Bond Fund	33,381,230
2,576,219	PIMCO PVIT Global Bond Fund	32,924,081
1,778,717	PIMCO PVIT Real Return Fund	22,358,471
6,438,507	PIMCO PVIT Total Return Fund	67,539,937
1,353,248	Premier VIT OpCap Mid Cap Fund	21,936,154

Total Affiliated Investment Companies (Cost $1,040,442,292)		1,096,698,611

Non-Affiliated Investment Companies (2.6%):
1,636,397	Deutsche IGAP Investment Trust*	29,193,326

Total Non-Affiliated Investment Companies (Cost $25,182,802)		29,193,326

Deposit Account (0.1%):
1,011,559	TNT Offshore Deposit Account	1,011,559

Total Deposit Account (Cost $1,011,559)		1,011,559

Total Investment Securities (Cost $1,066,636,653)(a) — 100.0%		1,126,903,496
Net other assets (liabilities) — 0.0%		449,388

Net Assets — 100.0%		$1,127,352,884

Percentages indicated are based on net assets as of December 31, 2007.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $1,074,464,058. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$73,046,785
Unrealized depreciation	(20,607,347)

Net unrealized appreciation	$52,439,438

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2007

AZL Fusion
Growth Fund

Assets:
Investments in affiliates, at cost	$1,040,442,292
Investments in non-affiliates, at cost	26,194,361

Total Investment Securities, at cost	$1,066,636,653

Investments in affiliates, at value	$1,096,698,611
Investments in non-affiliates, at value	30,204,885

Total Investment Securities, at value	1,126,903,496
Interest and dividends receivable	593,395
Receivable for capital shares issued	1,767,418
Prepaid expenses	17,462

Total Assets	1,129,281,771

Liabilities:
Payable for affiliated investments purchased	1,601,388
Manager fees payable	190,183
Administration fees payable	6,791
Administrative and compliance services fees payable	19,778
Other accrued liabilities	110,747

Total Liabilities	1,928,887

Net Assets	$1,127,352,884

Net Assets Consist of:
Capital	$1,011,135,579
Accumulated net investment income/(loss)	15,382,956
Accumulated net realized gains/(losses) from investment transactions	40,567,506
Net unrealized appreciation/(depreciation) on investments	60,266,843

Net Assets	$1,127,352,884

Shares of beneficial interest (unlimited number of shares authorized, no par value)	87,154,788
Net Asset Value (offering and redemption price per share)	$12.94

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2007

AZL Fusion
Growth Fund

Investment Income:
Interest	$10,420
Dividends	14,020,369

Total Investment Income	14,030,789

Expenses:
Manager fees	2,081,348
Administration fees	82,652
Custodian fees	5,750
Administrative and compliance service fees	38,397
Trustees’ fees	66,898
Professional fees	86,642
Shareholder reports	69,701
Cash overdraft expense	136,515
Other expenses	30,607

Total expenses	2,598,510

Net Investment Income/(Loss)	11,432,279

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	32,995,522
Net realized gain distributions from affiliated underlying funds	16,937,644
Net realized gains/(losses) on security transactions from non-affiliates	24,131
Change in unrealized appreciation/(depreciation) on investments	(11,166,923)

Net Realized/Unrealized Gains/(Losses) on Investments	38,790,374

Change in Net Assets Resulting From Operations	$50,222,653

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL
	Fusion Growth Fund
	Year Ended	Year Ended
	December 31,	December 31,
	2007	2006

Change in Net Assets:
Operations:
Net investment income/(loss)	$11,432,279	$4,960,300
Net realized gains/(losses) on investment transactions	49,957,297	11,670,440
Change in unrealized appreciation/(depreciation) on investments	(11,166,923)	60,712,172

Change in net assets resulting from operations	50,222,653	77,342,912

Dividends to Shareholders:
From net investment income	(4,960,285)	(431,882)
From net realized gains on investments	(17,097,785)	(3,860,508)

Change in net assets resulting from dividends to shareholders	(22,058,070)	(4,292,390)

Capital Transactions:
Proceeds from shares issued	304,962,508	554,407,807
Proceeds from dividends reinvested	22,058,070	4,292,390
Value of shares redeemed	(128,271,655)	(73,482,692)

Change in net assets resulting from capital transactions	198,748,923	485,217,505

Change in net assets	226,913,506	558,268,027
Net Assets:
Beginning of period	900,439,378	342,171,351

End of period	$1,127,352,884	$900,439,378

Accumulated net investment income/(loss)	$15,382,956	$4,960,300

Share Transactions:
Shares issued	23,381,850	47,738,943
Dividends reinvested	1,728,689	372,602
Shares redeemed	(10,019,832)	(6,581,383)

Change in shares	15,090,707	41,530,162

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended		April 29, 2005 to
	December 31,		December 31,
	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$12.49	$11.21	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12	0.06	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.60	1.29	1.20

Total from Investment Activities	0.72	1.35	1.21

Dividends to Shareholders From:
Net Investment Income	(0.06)	(0.01)	—
Net Realized Gains	(0.21)	(0.06)	—

Total Dividends	(0.27)	(0.07)	—

Net Asset Value, End of Period	$12.94	$12.49	$11.21

Total Return(b) (c)	5.75%	12.20%	12.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$1,127,353	$900,439	$342,171
Net Investment Income/(Loss)(d)	1.10%	0.81%	0.42%
Expenses Before Reductions(d) (e)	0.25%	0.26%	0.38%
Expenses Net of Reductions(d)	0.25%	0.26%	0.30%
Portfolio Turnover Rate(c)	32.07%	28.37%	0.58%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements
December 31, 2007

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS No. 57”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Effective January 1, 2008 the Trust adopted SFAS No. 157. The adoption of this standard did not have an impact to the net assets or results of operations of the Fund, however, additional disclosures will be required about the inputs used to develop fair value measurements and the effect of certain measurements on the changes in net assets in fiscal reporting periods subsequent to the adoption date.

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange ( 4 PM Eastern Time).

10

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2007

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. Certain underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Growth Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

11

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2007

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc. (formerly BISYS Fund Services Ohio, Inc.), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective August 28, 2007 Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, began serving as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services. Prior to August 1, 2007, BISYS Fund Services Limited Partnership served as the distributor of the Fund and received a Trust-wide annual fee of $2,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2007, $36,463 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the net assets of each Trust. During the year ended December 31, 2007, actual Trustee compensation was $522,000 in total for both Trusts.

4. Security Purchases and Sales

For the year ended December 31, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Growth Fund	$537,405,732	$334,031,880

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, effective June 29, 2007, the Trust adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then), as applicable. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Notes to the Financial Statements, continued
December 31, 2007

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$14,926,745	$7,131,325	$22,058,070

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Growth Fund	$1,438,825	$2,853,565	$4,292,390

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Fusion Growth Fund	$16,669,897	$47,107,970	$63,777,867	$52,439,438	$116,217,305

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Growth Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each period in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 28, 2008

14

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 10.64% of the total ordinary income distributions paid during the year ended December 31, 2007 qualify for the corporate dividends received deduction.

For the period ended December 31, 2007, the Fund had net long-term capital gains of $7,131,325.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Life Advisers, LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to 0.20% of each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2009.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from seven of the Underlying Funds for acting as a securities lending agent.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in

16

absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2007. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 15, 2007, and at an “in person” Board of Trustees meeting held October 23, 2007. Additional telephonic meetings were held on November 14, 2007 and November 19, 2007 to consider the Agreement, and it was approved at an “in person” meeting held November 28, 2007. At the November 28, 2007 Board of Trustees meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2009. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. The Board also received a report from an independent consultant which analyzed the Funds’ investment performance, management fees, and overall operating expenses, and met with representatives of such consultant at the Board of Trustees meeting held October 23, 2007. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2007 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through September 30, 2007. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact on performance of cash and Fund fees. At the

17

Board of Trustees meeting held October 23, 2007, the independent consultant provided a report that for the one year period ended June 30, 2007, the Fusion Growth, Fusion Moderate and Fusion Balanced Funds ranked in the 8th, 31st, and 73rd percentiles respectively, based on one provider’s category, and in the 81st, 55th, and 73rd percentiles respectively based upon another provider’s category.

At the Board of Trustees meeting held November 28, 2007, the Trustees determined that the investment performance of all of the Funds was acceptable given the limited period of their existence.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2007 contract review process, Trustees were provided with information that the total expense ratios (without including expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were 11 basis points higher than the peer group median, for the Fusion Growth Fund were 10 basis points higher than the peer group median, and for the Fusion Moderate Fund were 11 basis points higher than the peer group median. After including underlying fund expenses, the expense ratios for such Funds exceeded the median by 22, 30 and 26 basis points, respectively.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2003 through the end of 2007 (projected). The only advisory clients of the Manager during such period were the Trust and the Allianz Variable Insurance Products Trust.

The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of September 30, 2007 were approximately $2.26 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $1.1 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2008, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

18

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 60 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002- 2005; Senior Officer Citibank and Citicorp for over 25 years. Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	39	None
Peggy L. Ettestad, Age 50 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Senior Managing Director, Residential Capital LLC 2003-present; Chief Operations Officer, Transamerica Reinsurance 2002-2003	39	None
Roger Gelfenbien, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	39	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 59 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Director of Sales, Lifetouch National School Studios, 2006 to present. Vice President/ General Manager of Jostens, Inc., a manufacturer of school products, 2002 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001	39	None
Claire R. Leonardi, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	39	University of CT Health Center
Arthur C. Reeds III, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	39	Connecticut Water Service, Inc.
Peter W. McClean, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	39	Cyrus Reinsurance; MoA Hospitality; Energy Capital, LLC Advisory Board

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Life Advisers, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	39	None

19

Officers

Positions Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years
Michael Radmer, Age 62 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 36 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 6/04	Senior Vice President of Financial Services of Citi Fund Services from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Life Advisers, LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 37 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Life Advisers, LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31st is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

Allianz Funds

The Allianz VIP FoF are distributed by Allianz Life Financial Services, LLC.

These Funds are not FDIC Insured.	ANNRPT1207 2/08

AZL FusionSM
Moderate Fund
Annual Report
December 31, 2007

Allianz Funds

Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fusion SM Moderate Fund
Allianz Life Advisers, LLC serves as the Manager for the AZL FusionSM Moderate Fund.
What factors affected the Fund’s performance during the 12-month period ended December 31, 2007?
For the 12-month period ended December 31, 2007, the AZL FusionSM Moderate Fund gained 6.54%. That compared to a 6.01% total return for its benchmark, a composite index (the “Moderate Composite Index”) comprised of a 65% weighting in the S&P 500 Index1 and a 35% weighting in the Lehman U.S. Aggregate index1.
The Fund generates broad diversification2 by investing in 23 underlying funds (as of December 31, 2007), including portfolios that invest in stocks as well as portfolios that invest in fixed-income securities. The Fund typically holds between 60 to 70 percent of its assets in equity funds and the remaining 30 to 40 percent of its assets in fixed-income funds.*
Bonds outperformed stocks during 2007 for the period ended December 31, 2007 the S&P 500 Index gained 5.49%, while the Lehman U.S. Aggregate Index returned 6.97%. The Fund’s returns relative to its composite benchmark benefited from the diversification of its stock and bond holdings. The Fund’s relative returns benefited from its holdings in international stocks, including equities in emerging markets, and from its allocation to mid cap growth stocks. Investments in global bonds and Treasury inflation-protected securities improved the relative returns of the Fund’s fixed-income allocation. The Fund’s allocation to commodities also aided performance.*
Strong returns from multiple funds benefited overall performance. They included AZLSM AIM International Equity Fund; AZLSM Schroder Emerging Markets Equity Fund; AZLSM Van Kampen Mid Cap Growth Fund; PIMCO VIT Commodity RealReturn Strategy Portfolio; PIMCO VIT Global Bond Portfolio (Unhedged), and PIMCO VIT Real Return Portfolio. However, weak returns from AZLSM Franklin Small Cap Value Fund and AZLSM Van Kampen Global Real Estate Fund detracted from performance.*
Certain equity portfolios in the AZL FusionSM Moderate Fund’s portfolio lagged the stock benchmark and weighed on relative performance. They included AZLSM Legg Mason Value, AZLSM LMP Large Cap Growth and AZLSM Van Kampen Comstock. In the fixed-income portion of the Fund’s portfolio, an allocation to high yield bonds detracted from returns against the benchmark.*
Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2007.

[1]	The Standard & Poor’s 500 Index (“S&P 500 Index”) is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index.

[2]	Diversification does not guarantee a profit nor protect against a loss.

AZL FusionSM Moderate Fund Review
Fund Objective
The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investment in a combination of Permitted Underlying Funds that represent different asset classes in the Fund’s asset allocation.
Investment Concerns
The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.
Stocks are more volatile and carry more risk and return potential than other forms of investments.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.
Cash equivalents offer low risk and low return potential.
Growth of a $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmark, as well as the two component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
Average Annual Total Returns as of December 31, 2007

		Since
		Inception
	1 Year	(4/29/05)

AZL FusionSM Moderate Fund	6.54%	9.89%

Moderate Composite Index	6.01%	9.15%

S&P 500 Index	5.49%	11.45%

Lehman Brothers U.S. Aggregate Index	6.97%	4.80%

Expense Ratio

Gross	1.25%[1]

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2007. The Manager and the Fund have entered into a written contract limiting operating expenses to 0.30% through April 30, 2008. Additional information pertaining to the December 31, 2007 expense ratios can be found in the financial highlights.

[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Permitted Underlying Funds. Accordingly, Acquired Fees and Expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is compared to a composite index (the “Moderate Composite Index”) which consists of 65% of the Standard & Poor’s 500 Index (“S&P 500 Index”) and 35% of the Lehman Brothers U.S. Aggregate Index. The S&P 500 Index is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. This example does not include expenses from the underlying investment companies in which the Fund invests.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/07	12/31/07	7/1/07 - 12/31/07	7/1/07 - 12/31/07
AZL Fusion Moderate Fund	$1,000.00	$1,012.20	$1.27	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/07	12/31/07	7/1/07 - 12/31/07	7/1/07 - 12/31/07
AZL Fusion Moderate Fund	$1,000.00	$1,023.95	$1.28	0.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investment companies, as of December 31, 2007:

Percent of
Investments	net assets*
AZL AIM International Equity Fund	2.9%
AZL Davis NY Venture Fund	6.7
AZL Franklin Small Cap Value Fund	2.8
AZL Jennison 20/20 Focus Fund	7.2
AZL Legg Mason Value Fund	8.1
AZL LMP Large Cap Growth Fund	4.7
AZL NACM International Fund	3.2
AZL Neuberger Berman Regency Fund	2.0
AZL OCC Opportunity Fund	0.9
AZL PIMCO Fundamental IndexPLUS Total Return Fund	2.9
AZL Schroder Emerging Market Equity Fund	2.9
AZL Schroder International Small Cap Fund	2.8
AZL Turner Quantitative Small Cap Growth Fund	1.0
AZL Van Kampen Comstock Fund	6.6
AZL Van Kampen Global Real Estate Fund	2.7
AZL Van Kampen Mid Cap Growth Fund	2.9
Deutsche IGAP Investment Trust	2.5
PIMCO PVIT Commodity Real Return Fund	3.3
PIMCO PVIT Emerging Markets Bond Fund	3.0
PIMCO PVIT Global Bond Fund	6.3
PIMCO PVIT High Yield Fund	3.0
PIMCO PVIT Real Return Fund	5.2
PIMCO PVIT Total Return Fund	14.4
Premier VIT OpCap Mid Cap Fund	1.9
Short-Term Investments	0.1

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
December 31, 2007

		Fair
Shares		Value
Affiliated Investment Companies (97.4%):
1,197,335	AZL AIM International Equity Fund	$23,886,827
3,948,563	AZL Davis NY Venture Fund	55,753,714
1,398,255	AZL Franklin Small Cap Value Fund	23,029,253
4,047,542	AZL Jennison 20/20 Focus Fund	60,105,992
5,608,350	AZL Legg Mason Value Fund*	67,692,785
3,185,079	AZL LMP Large Cap Growth Fund*	38,985,369
2,809,778	AZL NACM International Fund	26,805,279
1,543,206	AZL Neuberger Berman Regency Fund	16,249,962
508,387	AZL OCC Opportunity Fund*	7,610,551
2,393,786	AZL PIMCO Fundamental IndexPLUS Total Return Fund	24,488,434
1,735,758	AZL Schroder Emerging Market Equity Fund	23,884,024
2,489,211	AZL Schroder International Small Cap Fund*	23,224,335
617,010	AZL Turner Quantitative Small Cap Growth Fund*	7,959,431
4,858,425	AZL Van Kampen Comstock Fund	54,462,945
2,040,484	AZL Van Kampen Global Real Estate Fund	22,302,486
1,542,439	AZL Van Kampen Mid Cap Growth Fund	24,046,625
2,027,226	PIMCO PVIT Commodity Real Return Fund	27,063,462
1,841,591	PIMCO PVIT Emerging Markets Bond Fund	25,174,545
4,066,677	PIMCO PVIT Global Bond Fund	51,972,130
3,091,605	PIMCO PVIT High Yield Fund	24,887,424
3,463,344	PIMCO PVIT Real Return Fund	43,534,240
11,481,040	PIMCO PVIT Total Return Fund	120,436,115
986,801	Premier VIT OpCap Mid Cap Fund	15,996,046

Total Affiliated Investment Companies (Cost $770,210,245)		809,551,974

Non-Affiliated Investment Companies (2.5%):
1,153,265	Deutsche IGAP Investment Trust*	20,574,246

Total Non-Affiliated Investment Companies (Cost $17,728,724)		20,574,246

Deposit Account (0.1%):
614,985	TNT Offshore Deposit Account	614,985

Total Deposit Account (Cost $614,985)		614,985

Total Investment Securities (Cost $788,553,954)(a) — 100.0%		830,741,205
Net other assets (liabilities) — 0.0%		(39,142)

Net Assets — 100.0%		$830,702,063

Percentages indicated are based on net assets as of December 31, 2007.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $793,957,992. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$48,957,920
Unrealized depreciation	(12,174,707)

Net unrealized appreciation	$36,783,213

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Assets and Liabilities
December 31, 2007

AZL Fusion
Moderate
Fund

Assets:
Investments in affiliates, at cost	$770,210,245
Investments in non-affiliates, at cost	18,343,709

Total Investment Securities, at cost	$788,553,954

Investments in affiliates, at value	$809,551,974
Investments in non-affiliates, at value	21,189,231

Total Investment Securities, at value	830,741,205
Interest and dividends receivable	1,048,407
Receivable for capital shares issued	806,963
Prepaid expenses	12,581

Total Assets	832,609,156

Liabilities:
Payable for affiliated investments purchased	1,661,449
Payable for capital shares redeemed	3,990
Manager fees payable	140,433
Administration fees payable	6,105
Administrative and compliance services fees payable	14,428
Other accrued liabilities	80,688

Total Liabilities	1,907,093

Net Assets	$830,702,063

Net Assets Consist of:
Capital	$745,700,010
Accumulated net investment income/(loss)	16,228,581
Accumulated net realized gains/(losses) from investment transactions	26,586,221
Net unrealized appreciation/(depreciation) on investments	42,187,251

Net Assets	$830,702,063

Shares of beneficial interest (unlimited number of shares authorized, no par value)	66,702,378
Net Asset Value (offering and redemption price per share)	$12.45

See accompanying notes to the financial statements

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statement of Operations
For the Year Ended December 31, 2007

AZL Fusion
Moderate
Fund

Investment Income:
Interest	$14,890
Dividends	15,741,778

Total Investment Income	15,756,668

Expenses:
Manager fees	1,520,231
Administration fees	73,839
Custodian fees	5,807
Administrative and compliance service fees	28,105
Trustees’ fees	48,200
Professional fees	63,749
Shareholder reports	53,071
Cash overdraft expense	71,432
Other expenses	23,044

Total expenses	1,887,478

Net Investment Income/(Loss)	13,869,190

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions from affiliates	22,236,556
Net realized gain distributions from affiliated underlying funds	9,638,508
Net realized gains/(losses) on security transactions from non-affiliates	194,945
Change in unrealized appreciation/(depreciation) on investments	(2,472,644)

Net Realized/Unrealized Gains/(Losses) on Investments	29,597,365

Change in Net Assets Resulting From Operations	$43,466,555

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Statements of Changes in Net Assets

	AZL
	Fusion Moderate Fund
	Year Ended	Year Ended
	December 31,	December 31,
	2007	2006

Change in Net Assets:
Operations:
Net investment income/(loss)	$13,869,190	$7,185,237
Net realized gains/(losses) on investment transactions	32,070,009	8,417,171
Change in unrealized appreciation/(depreciation) on investments	(2,472,644)	37,395,118

Change in net assets resulting from operations	43,466,555	52,997,526

Dividends to Shareholders:
From net investment income	(7,185,207)	(1,036,133)
From net realized gains on investments	(11,541,519)	(3,395,889)

Change in net assets resulting from dividends to shareholders	(18,726,726)	(4,432,022)

Capital Transactions:
Proceeds from shares issued	236,134,168	335,482,710
Proceeds from dividends reinvested	18,726,726	4,432,022
Value of shares redeemed	(97,609,987)	(43,084,970)

Change in net assets resulting from capital transactions	157,250,907	296,829,762

Change in net assets	181,990,736	345,395,266
Net Assets:
Beginning of period	648,711,327	303,316,061

End of period	$830,702,063	$648,711,327

Accumulated net investment income/(loss)	$16,228,581	$7,185,236

Share Transactions:
Shares issued	19,026,478	29,946,132
Dividends reinvested	1,534,978	396,070
Shares redeemed	(7,998,757)	(3,997,351)

Change in shares	12,562,699	26,344,851

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund*
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

			April 29, 2005 to
	Year Ended December 31,		December 31,
	2007	2006	2005(a)

Net Asset Value, Beginning of Period	$11.98	$10.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.20	0.12	0.08 (b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.58	1.04	0.83

Total from Investment Activities	0.78	1.16	0.91

Dividends to Shareholders From:
Net Investment Income	(0.12)	(0.02)	—
Net Realized Gains	(0.19)	(0.07)	—

Total Dividends	(0.31)	(0.09)	—

Net Asset Value, End of Period	$12.45	$11.98	$10.91

Total Return(c) (d)	6.54%	10.71%	9.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$830,702	$648,711	$303,316
Net Investment Income/(Loss)(e)	1.82%	1.50%	1.09%
Expenses Before Reductions(e) (f)	0.25%	0.27%	0.42%
Expenses Net of Reductions(e)	0.25%	0.27%	0.30%
Portfolio Turnover Rate(d)	31.35%	23.53%	0.00%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements
December 31, 2007

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (collectively, the “Funds”), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the “Fund”).

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Effective January 1, 2008 the Trust adopted SFAS No. 157. The adoption of this standard did not have an impact to the net assets or results of operations of the Fund, however, additional disclosures will be required about the inputs used to develop fair value measurements and the effect of certain measurements on the changes in net assets in fiscal reporting periods subsequent to the adoption date.

Security Valuation

Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange ( 4 PM Eastern Time).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2007

Investment Transactions and Investment Income

Securities transactions are recorded no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. Certain underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.”

For the year ended December 31, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Fusion Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2007

total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly-owned subsidiary of Citigroup, Inc. (formerly BISYS Fund Services Ohio, Inc.), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly, in the amount of $50,000 annually for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee of $65,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective August 28, 2007 Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, began serving as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services. Prior to August 1, 2007, BISYS Fund Services Limited Partnership served as the distributor of the Fund and received a Trust-wide annual fee of $2,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended December 31, 2007, $26,554 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the net assets of each Trust. During the year ended December 31, 2007, actual Trustee compensation was $522,000 in total for both Trusts.

4. Security Purchases and Sales

For the period ended December 31, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Fusion Moderate Fund	$398,108,126	$238,050,601

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, effective June 29, 2007, the Trust adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then), as applicable. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Notes to the Financial Statements, continued
December 31, 2007

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$14,488,775	$4,237,951	$18,726,726

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Fusion Moderate Fund	$2,241,396	$2,190,626	$4,432,022

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Fusion Moderate Fund	$18,272,997	$29,945,843	$48,218,840	$36,783,213	$85,002,053

(a)	Total difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Allianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of AZL Fusion Moderate Fund (the Fund) of the Allianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each period in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each year in the two-year period then ended, and the financial highlights for each period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 28, 2008

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Federal Income Tax Information (Unaudited)

For corporate shareholders, 6.12% of the total ordinary income distributions paid during the year ended December 31, 2007 qualify for the corporate dividends received deduction.

For the period ended December 31, 2007, the Fund had net long-term capital gains of $4,237,951.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Life Advisers, LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to 0.20% of each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed 0.30% until at least May 1, 2009.

Morningstar Associates, LLC (“Morningstar”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund’s asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from seven of the Underlying Funds for acting as a securities lending agent.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various factors, such as asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

The Management Agreement was most recently considered at Board of Trustees meetings held in the fall of 2007. Information relevant to the approval of such Agreement was considered at a telephonic Board of Trustees meeting on October 15, 2007, and at an “in person” Board of Trustees meeting held October 23, 2007. Additional telephonic meetings were held on November 14, 2007 and November 19, 2007 to consider the Agreement, and it was approved at an “in person” meeting held November 28, 2007. At the November 28, 2007 Board of Trustees meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2009. In connection with such meetings, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. The Board also received a report from an independent consultant which analyzed the Funds’ investment performance, management fees, and overall operating expenses, and met with representatives of such consultant at the Board of Trustees meeting held October 23, 2007. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Fund and the Manager. In connection with the fall 2007 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on May 1, 2005 through September 30, 2007. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager’s asset class allocation decisions, overlay or global tactical asset allocation strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact on performance of cash and Fund fees. At the Board of Trustees meeting held October 23, 2007, the independent consultant provided a report that for the one year period ended June 30, 2007, the Fusion Growth, Fusion Moderate and Fusion Balanced Funds ranked in the 8th, 31st, and 73rd percentiles respectively, based on one provider’s category, and in the 81st, 55th, and 73rd percentiles respectively based upon another provider’s category.

At the Board of Trustees meeting held November 28, 2007, the Trustees determined that the investment performance of all of the Funds was acceptable given the limited period of their existence.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee of 12 basis points. As part of the fall 2007 contract review process, Trustees were provided with information that the total expense ratios (without including expenses of the underlying funds in which each Fund invests) for the Fusion Balanced Fund were 11 basis points higher than the peer group median, for the Fusion Growth Fund were 10 basis points higher than the peer group median, and for the Fusion Moderate Fund were 11 basis points higher than the peer group median. After including underlying fund expenses, the expense ratios for such Funds exceeded the median by 22, 30 and 26 basis points, respectively.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2003 through the end of 2007 (projected). The only advisory clients of the Manager during such period were the Trust and the Allianz Variable Insurance Products Trust.

The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund.

Based upon the information provided, the Board concluded that the Funds’ advisory fees and expense ratios are not unreasonable, and determined that there was no evidence that the Manager’s level of profitability from its relationship with the Funds was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of September 30, 2007 were approximately $2.26 billion, which was represented by three Funds, and that the largest Fund had assets of approximately $1.1 billion.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2008, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Information about the Board of Trustees and Officers (Unaudited)

Overall responsibility for the management of the Trust rests with its Board of Trustees (“Trustees”), which is elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set for below:

Non-Interested Trustees(1)

				Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Peter R. Burnim, Age 60 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Managing Director iQ Venture Partners, Inc.; EVP Northstar Companies 2002- 2005; Senior Officer Citibank and Citicorp for over 25 years. Sterling Centrecorp, Inc. Board; Highland Financial Holdings Boards.	39	None
Peggy L. Ettestad, Age 50 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Senior Managing Director, Residential Capital LLC 2003-present; Chief Operations Officer, Transamerica Reinsurance 2002-2003	39	None
Roger Gelfenbien, Age 64 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; Partner of Accenture from 1983 to August 1999.	39	Webster Financial Phoenix Edge Funds (32 Funds)
Dickson W. Lewis, Age 59 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Director of Sales, Lifetouch National School Studios, 2006 to present. Vice President/ General Manager of Jostens, Inc., a manufacturer of school products, 2002 to 2006; Senior Vice President of Fortis Group, a Life insurance and Securities company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001	39	None
Claire R. Leonardi, Age 52 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 to present.	39	University of CT Health Center
Arthur C. Reeds III, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired Senior Investment Officer, Hartford Foundation for Public Giving from September 2000 to January, 2003; Chairman, Chief Executive and President of Conning Corp., a money manager, from September 1999 to March 2000; Investment Consultant from 1997 to September 1999.	39	Connecticut Water Service, Inc.
Peter W. McClean, Age 63 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/04	Retired; President and CEO of Measurisk, LLC, a market risk information company, 2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996 to August 2001.	39	Cyrus Reinsurance; MoA Hospitality; Energy Capital, LLC Advisory Board

Interested Trustees(3)

Number of
	Positions			Portfolios
	Held with			Overseen for	Other
	Allianz	Term of		Allianz	Directorships
	VIP and VIP	Office(2)/Length	Principal Occupation(s)	VIP and VIP	Held Outside the
Name, Address, and Age	FOF Trust	of Time Served	During the Past 5 Years	FOF Trust	Fund Complex
Jeffrey Kletti, Age 41 5701 Golden Hills Drive Minneapolis, MN 55416	Chairman of the Board and President	Since 6/04	President, Allianz Life Advisers, LLC, 2005 to present; formerly Senior Vice President, 2000 to 2005.	39	None

Officers

Positions Held with
	Allianz	Term of
	VIP and VIP	Office(2)/Length	Principal Occupation(s)
Name, Address, and Age	FOF Trust	of Time Served	During Past 5 Years
Michael Radmer, Age 62 Dorsey & Whitney LLP, Suite 1500 50 South Sixth Street Minneapolis, MN 55402-1498	Secretary	Since 6/04	Partner, Dorsey and Whitney LLP since 1976.
Troy Sheets, Age 36 Citi Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 6/04	Senior Vice President of Financial Services of Citi Fund Services from 2002 to present; Audit Manager with KPMG LLP from 1998-2002.
Stephen G. Simon, Age 39 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(4) and Anti Money Laundering Compliance Officer	Since 11/06	Chief Compliance Officer, Allianz Life Advisers, LLC, July 2004 to present; President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Brian Muench, Age 37 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 2/06	Vice President, Advisory Management, Allianz Life Advisers, LLC from December 2005 to present; Assistant Vice President, Investments, Allianz Life from February 2002 to November 2005.

(1)	Member of the Audit Committee.

(2)	Indefinite.

(3)	Is an “interested person”, as defined by the 1940 Act, due to employment by Allianz.

(4)	The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-624-0197.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31st is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Allianz Funds

The Allianz VIP FoF are distributed by Allianz Life Financial Services, LLC.

These Funds are not FDIC Insured.	ANNRPT1207 2/08

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert is Arthur C. Reeds III, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

			2007	2006
(a	)	Audit Fees	$26,775	$25,500

(b	)	Audit-Related Fees	$4,500	$4,000

Fees for both years relate to the review of the annual registration statement filed with the Securities and Exchange Commission.

(c	)	Tax Fees	$6,390	$6,225
Tax fees for both years related to the preparation of the Funds’ federal and state income, excise tax calculations and review capital gain and income distribution calculations.

			2007	2006
(d	)	All Other Fees	$0	$0
4(e)(1)
The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy. The Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting. The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor. The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.
4(e)(2)
During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
4(f)
Not applicable
4(g)
2006                     $10,225
2007                     $10,890
4(h)
Not applicable
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) The code of ethics that is subject to the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets Treasurer
Date	March 10, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey Kletti

Jeffrey Kletti President

Date	March 10, 2008

By (Signature and Title)* /s/ Troy A. Sheets

Troy A. Sheets Treasurer

Date	March 10, 2008

*	Print the name and title of each signing officer under his or her signature.